Organization and Description of Business	12 Months Ended
Dec. 31, 2015
Organization and Description of Business [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Snap Interactive, Inc. (together with its wholly owned subsidiary, Snap Mobile Limited, the “Company”) was incorporated under the laws of the State of Delaware on July 19, 2005.   Snap Mobile Limited is a United Kingdom corporation, and was incorporated on September 10, 2009.

The Company operates a portfolio of two dating applications, FirstMet, available through desktop and mobile platforms, and The Grade, which is available through iOS and Android platforms. In March 2016, we completed a rebranding of our dating application “Are You Interested?” (“AYI”) under the name FirstMet.